Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 16, 2020
Registrant Name	dei_EntityRegistrantName	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001418144
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2020
Prospectus Date	rr_ProspectusDate	Dec. 16, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A